UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2005

Check here if Amendment [   ]; Amendment Number:  _________
This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DOLPHIN FINANCIAL PARTNERS, L.L.C.
           ----------------------------------
Address:   96 CUMMINGS POINT RD.
           ----------------------------------
           STAMFORD, CT  06902
           ----------------------------------

           ----------------------------------

Form 13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
           --------------------------
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
           --------------------------------------------------
Phone:     (203) 358-8000
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Donald T. Netter                    Stamford, CT               5/13/05
-------------------------------        ----------------------     -----------
         [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-_________________         _________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   1

Number 13F Information Table Entry Total: 11

Form 13F Information Table Value Total:   $29,750
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                    Name

1           28-11256                                Donald T. Netter
            --------                                ----------------


                                                                                                                       VOTING
                           TITLE OF                VALUE    SHARES/PRN AMT   SH/  PUT/  INVSTMT   OTHER               AUTHORITY
        NAME OF ISSUER      CLASS      CUSIP      (x$1000)                   PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE


ANGELICA CORP                COM      034663104    $ 3,360     120,000       SH          DEFINED           120,000
DOLLAR THRIFTY AUTOMOTIVE    COM      256743105    $ 1,967      60,000       SH          DEFINED            60,000
EMERSON RADIO CORP           COM      291087203    $   286      81,300       SH          DEFINED            81,300
FLYI INC                     COM      34407T104    $    64      50,000       SH          DEFINED            50,000
GOLD BANC CORP INC           COM      379907108    $ 6,919     493,156       SH          DEFINED           493,156
HOLLYWOOD ENTMT CORP         COM      436141105    $ 6,743     512,009       SH          DEFINED           512,009
JOHNSON OUTDOORS INC         CL A     479167108    $ 3,326     175,315       SH          DEFINED           175,315
KATY INDS INC                COM      486026107    $   468     123,140       SH          DEFINED           123,140
NEIMAN MARCUS GROUP INC      CL B     640204301    $   841       9,323       SH          DEFINED             9,323
RETEK INC                    COM      76128Q109    $   644      57,427       SH          DEFINED            57,427
SEARS ROEBUCK & CO           COM      812387108    $ 5,132      84,900       SH          DEFINED            84,900